Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options to our employees. The Compensation Committee would not take material nonpublic information into account when determining the timing and terms of option awards, and we would not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee would not take material nonpublic information into account when determining the timing and terms of option awards, and we would not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not currently grant stock options to our employees. The Compensation Committee would not take material nonpublic information into account when determining the timing and terms of option awards, and we would not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false